FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  6/30/02

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	7/24/02

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         69 data records

Form 13F Information Table Value Total:          70,580 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Franklin Fin Corp PFD Ex Ser A PFD              353521206       97    10000 SH       SOLE                                      10000
Ford Motor Co. Cap. Tr II 6.50 PFD CV           345395206      683    12150 SH       SOLE                     1100             11050
General Motors 5.25% Conv Pfd  PFD CV           370442733      570    21700 SH       SOLE                     1700             20000
Motorola Equity Units $3.50 Cv PFD CV           620076208      651    14200 SH       SOLE                     2300             11900
3Com Corp.                     COM              885535104       49    11100 SH       SOLE                     1450              9650
AFLAC, Inc.                    COM              001055102     1701    53150 SH       SOLE                     2600             50550
AOL Time Warner                COM              00184A105      614    41712 SH       SOLE                     7025             34687
Allstate                       COM              020002101      900    24335 SH       SOLE                     1462             22873
American Express Co.           COM              025816109     2696    74235 SH       SOLE                     9775             64460
American Int'l Group           COM              026874107      806    11818 SH       SOLE                     2043              9775
American Power Conversion      COM              029066107      470    37200 SH       SOLE                    10700             26500
Amgen                          COM              031162100     2143    51173 SH       SOLE                     7050             44123
Amphenol Corp. A               COM              032095101      603    16750 SH       SOLE                     1350             15400
Apache Corporation             COM              037411105      424     7385 SH       SOLE                     1430              5955
Apogent Technologies           COM              03760A101      267    13000 SH       SOLE                     2300             10700
Ariba Inc.                     COM              04033V104       95    29800 SH       SOLE                     8950             20850
Bank One Corp                  COM              06423A103      260     6756 SH       SOLE                     1000              5756
Biogen Inc.                    COM              090597105      265     6400 SH       SOLE                      200              6200
Boeing Co.                     COM              097023105      909    20200 SH       SOLE                     3300             16900
Bristol-Myers Squibb Co.       COM              110122108     1413    54995 SH       SOLE                     5050             49945
Check Point Software Technolog COM              M22465104      489    36050 SH       SOLE                     5400             30650
Citigroup, Inc.                COM              172967101     2762    71272 SH       SOLE                     7378             63894
Comerica, Inc.                 COM              200340107     2092    34075 SH       SOLE                     4625             29450
Compuware Corp.                COM              205638109      414    68200 SH       SOLE                    11800             56400
Corning Inc.                   COM              219350105       73    20510 SH       SOLE                      600             19910
Deutsche Telekom AG            COM              251566105      128    13750 SH       SOLE                     3600             10150
Duke Energy Corp.              COM              264399106      857    27541 SH       SOLE                     6025             21516
El Paso Corp.                  COM              28336L109      575    27900 SH       SOLE                     5050             22850
Elan Corp  plc ADR             COM              284131208      686   125325 SH       SOLE                    13800            111525
Exxon Mobil Corp.              COM              30231G102      230     5613 SH       SOLE                                       5613
FPL Group, Inc.                COM              302571104     4486    74780 SH       SOLE                     9700             65080
Fannie Mae                     COM              313586109     3339    45275 SH       SOLE                     7150             38125
General Electric               COM              369604103     3115   107215 SH       SOLE                    12234             94981
General Motors Cl. H           COM              370442832     1171   112600 SH       SOLE                    18225             94375
Gillette Co.                   COM              375766102      229     6750 SH       SOLE                      300              6450
Hewlett-Packard                COM              428236103      154    10056 SH       SOLE                      200              9856
Honeywell Int'l                COM              438516106     2247    63775 SH       SOLE                    11325             52450
Hospitality Properties Trust   COM              44106M102     1288    35300 SH       SOLE                     2600             32700
IBM Corp.                      COM              459200101     2486    34522 SH       SOLE                     4200             30322
JDS Uniphase Corporation       COM              46612J101      126    47050 SH       SOLE                     8900             38150
Jefferson-Pilot Corp.          COM              475070108     3180    67649 SH       SOLE                     8150             59499
Johnson & Johnson              COM              478160104     1921    36750 SH       SOLE                     4200             32550
Kimberly-Clark Corp.           COM              494368103      254     4100 SH       SOLE                                       4100
Liberty Media Corp - A         COM              530718105      487    48660 SH       SOLE                     6200             42460
Marsh & McLennan Cos. Inc.     COM              571748102     1686    17458 SH       SOLE                     2500             14958
Masco Corp.                    COM              574599106      351    12950 SH       SOLE                      800             12150
McDonalds Corp.                COM              580135101      307    10800 SH       SOLE                      300             10500
Merck & Co., Inc.              COM              589331107     2820    55694 SH       SOLE                     7100             48594
Micron Technology              COM              595112103      252    12450 SH       SOLE                     2600              9850
Microsoft Corp.                COM              594918104     3854    70450 SH       SOLE                     8350             62100
Motorola, Inc                  COM              620076109      619    42428 SH       SOLE                     4930             37498
NEXTEL Communications 'A'      COM              65332V103       84    26300 SH       SOLE                     3700             22600
Nokia Corp. ADR 'A'            COM              654902204      302    20860 SH       SOLE                     1800             19060
Oracle Corp.                   COM              68389X105      258    27200 SH       SOLE                      400             26800
Palm, Inc.                     COM              696642107       83    47372 SH       SOLE                     5949             41423
Pfizer, Inc.                   COM              717081103     2679    76533 SH       SOLE                     5139             71394
Pitney Bowes                   COM              724479100      831    20925 SH       SOLE                                      20925
Popular Inc.                   COM              733174106     1384    41090 SH       SOLE                    12140             28950
Procter & Gamble               COM              742718109      388     4350 SH       SOLE                                       4350
Royal Dutch Petroleum Co.      COM              780257804     2390    43250 SH       SOLE                     6600             36650
Schering-Plough                COM              806605101      535    21750 SH       SOLE                      300             21450
Solectron Corp.                COM              834182107      501    81450 SH       SOLE                    14350             67100
Sprint Corp. (FON Group)       COM              852061100      117    11050 SH       SOLE                     1250              9800
Stryker Corp.                  COM              863667101      337     6300 SH       SOLE                                       6300
Sun Microsystems Inc.          COM              866810104      330    65820 SH       SOLE                     9100             56720
Synopsys, Inc.                 COM              871607107      858    15650 SH       SOLE                     1100             14550
Texas Instruments              COM              882508104      269    11350 SH       SOLE                     2400              8950
Textron, Inc.                  COM              883203101      464     9900 SH       SOLE                     3550              6350
Verizon Communications         COM              92343V104      476    11864 SH       SOLE                      600             11264
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